January 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 1.5%
Raia Drogasil SA	3,944	$ 18,361
Telefonica Brasil SA	25,404	180,438
		198,799
Chile — 1.1%
Banco de Chile, ADR	3,240	141,361
China — 22.9%
ACM Research Shanghai, Inc.	699	18,905
Advanced Micro-Fabrication Equipment, Inc. China, Class A	504	25,083
Agricultural Bank of China Ltd., Class H	211,000	147,514
Anjoy Foods Group Co. Ltd., Class H	2,200	21,517
Bank of China Ltd., Class H	291,000	173,780
Bank of Ningbo Co. Ltd., Class A	9,900	44,020
Baoshan Iron & Steel Co. Ltd., Class A	60,311	63,011
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	45,100	31,541
BOE Technology Group Co. Ltd., Class A	215,600	135,381
China CITIC Bank Corp. Ltd., Class H	10,000	9,314
China Life Insurance Co. Ltd., Class A	8,800	62,796
China Life Insurance Co. Ltd., Class H	2,000	8,901
China Longyuan Power Group Corp. Ltd., Class H	17,000	15,443
China Petroleum & Chemical Corp., Class A	30,900	28,917
China Petroleum & Chemical Corp., Class H	98,000	67,444
China Resources Beer Holdings Co. Ltd.	7,000	23,418
China Yangtze Power Co. Ltd., Class A	13,100	49,610
Contemporary Amperex Technology Co. Ltd., Class A	200	10,074
Contemporary Amperex Technology Co. Ltd., Class H	400	24,959
ENN Energy Holdings Ltd.	10,000	86,087
Fuyao Glass Industry Group Co. Ltd., Class A	4,400	39,015
Guangdong Haid Group Co. Ltd., Class A	1,900	14,061
Guangdong Investment Ltd.	68,000	64,290
Henan Shuanghui Investment & Development Co. Ltd., Class A	11,600	42,792
Hengan International Group Co. Ltd.	16,500	59,645
Huadian Power International Corp. Ltd., Class H	158,000	83,561
Huaneng Power International, Inc., Class H	12,000	8,749
Industrial & Commercial Bank of China Ltd., Class A	25,700	26,758
Industrial & Commercial Bank of China Ltd., Class H	143,000	118,618
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	22,500	85,164
InnoCare Pharma Ltd., Class H(a)(b)	4,000	6,001
Innovent Biologics, Inc.(a)(b)	4,500	46,710
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	11,911	99,452
Jinko Solar Co. Ltd., Class A(a)	28,783	26,162
Montage Technology Co. Ltd., Class A	1,042	27,151
NAURA Technology Group Co. Ltd., Class A	1,000	68,162
Nongfu Spring Co. Ltd., Class H(b)	1,000	6,132
PetroChina Co. Ltd., Class A	49,800	78,950
PetroChina Co. Ltd., Class H	106,000	125,924
PICC Property & Casualty Co. Ltd., Class H	24,000	49,685
Ping An Insurance Group Co. of China Ltd., Class A	4,200	40,245
Ping An Insurance Group Co. of China Ltd., Class H	2,500	23,188
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	675	9,556
Shanghai International Airport Co. Ltd., Class A	3,500	15,479
Shanghai United Imaging Healthcare Co. Ltd., Class A	400	7,426
Shenzhen Goodix Technology Co. Ltd., Class A	5,700	66,118
Sino Biopharmaceutical Ltd.	54,000	45,819
TAL Education Group, ADR(a)	548	6,960
Tencent Holdings Ltd.	1,800	138,351
Tingyi Cayman Islands Holding Corp.	96,000	145,501
Tsingtao Brewery Co. Ltd., Class H	6,000	37,971
Uni-President China Holdings Ltd.	122,000	123,700
Security	Shares	Value
China (continued)
Vipshop Holdings Ltd., ADR	1,992	$ 34,083
Yadea Group Holdings Ltd.(b)	14,000	19,781
Yunnan Baiyao Group Co. Ltd., Class A	5,763	46,044
Zijin Mining Group Co. Ltd., Class A	10,200	56,977
Zijin Mining Group Co. Ltd., Class H	6,000	31,284
		2,973,180
Greece — 1.0%
OPAP SA	6,215	125,238
Hungary — 1.1%
OTP Bank Nyrt	1,148	144,455
India — 16.0%
Adani Ports & Special Economic Zone Ltd.	550	8,501
Apollo Hospitals Enterprise Ltd.	466	35,290
Asian Paints Ltd.	1,827	48,244
Bharat Petroleum Corp. Ltd.	2,283	9,051
Bharti Airtel Ltd.	7,757	166,364
Bosch Ltd., Class A	33	13,118
Britannia Industries Ltd.	802	51,095
Chennai Petroleum Corp. Ltd.	448	4,223
City Union Bank Ltd.	6,455	21,194
Dalmia Bharat Ltd.	540	12,158
Dr. Lal PathLabs Ltd.(b)	2,516	38,594
Eicher Motors Ltd.	257	19,918
Fortis Healthcare Ltd.	1,459	13,523
GE Vernova T&D India Ltd.	604	21,210
GMR Airports Ltd.(a)	28,577	29,194
HCL Technologies Ltd.	7,207	132,988
HDFC Bank Ltd.	5,726	57,897
Hero MotoCorp Ltd.	159	9,577
Hindustan Unilever Ltd.	1,499	38,701
ICICI Bank Ltd.	1,210	17,839
ICICI Bank Ltd., ADR	1,495	43,789
Indian Oil Corp. Ltd.	11,984	21,283
Infosys Ltd.	5,344	95,584
Infosys Ltd., ADR(c)	4,212	74,047
Kotak Mahindra Bank Ltd.	1,130	5,015
Kwality Walls India Ltd.	1,499	655
Larsen & Toubro Ltd.	1,505	64,395
LTIMindtree Ltd.(b)	1,478	96,085
Lupin Ltd.	3,665	85,886
Marico Ltd.	10,897	86,628
Maruti Suzuki India Ltd.	342	54,333
Mphasis Ltd.	992	29,834
Nestle India Ltd.	464	6,739
Persistent Systems Ltd.	604	39,715
Petronet LNG Ltd.	2,357	7,434
Radico Khaitan Ltd.	606	18,637
Shree Cement Ltd.	173	50,822
Siemens Energy India Ltd.	834	22,592
Sun Pharmaceutical Industries Ltd.	3,722	64,590
Tata Consultancy Services Ltd.	4,214	143,310
Tech Mahindra Ltd.	5,961	113,104
Titan Co. Ltd.	394	17,048
Torrent Pharmaceuticals Ltd.	1,452	62,569
TVS Motor Co. Ltd.	939	37,587
United Spirits Ltd.	1,385	20,516
Wipro Ltd.	22,318	57,585
Wipro Ltd., ADR	4,847	12,214
		2,080,675

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia — 0.1%
Bank Central Asia Tbk PT	30,500	$ 13,476
Kuwait — 2.6%
Kuwait Finance House KSCP	17,879	47,041
Mobile Telecommunications Co. KSCP	94,607	157,114
National Bank of Kuwait SAKP	41,905	129,837
		333,992
Malaysia — 5.7%
99 Speed Mart Retail Holdings Bhd.	133,300	135,242
Malayan Banking Bhd.	67,800	202,917
Maxis Bhd.	61,900	60,072
MISC Bhd.	82,600	167,547
Sunway Construction Group Bhd.	5,700	8,560
Tenaga Nasional Bhd.	45,800	162,045
		736,383
Mexico — 1.1%
America Movil SAB de CV, Series B	56,563	58,291
Gruma SAB de CV, Class B	4,791	86,272
		144,563
Monaco — 0.0%
Costamare, Inc.	342	5,739
Peru — 2.1%
Credicorp Ltd.	485	173,062
Intercorp Financial Services, Inc.	2,158	105,699
		278,761
Philippines — 1.7%
International Container Terminal Services, Inc.	17,450	191,129
Jollibee Foods Corp.	6,810	23,701
		214,830
Poland — 0.2%
Zabka Group SA(a)	4,285	26,049
Qatar — 2.6%
Ooredoo QPSC	48,623	189,452
Qatar International Islamic Bank QSC	16,337	51,217
Qatar National Bank QPSC	18,117	98,615
		339,284
Russia — 0.0%
Alrosa PJSC(a)(d)	37,207	5
Saudi Arabia — 8.0%
Al Rajhi Bank	5,895	168,339
Bank AlBilad	906	6,415
Etihad Etisalat Co.	10,131	190,646
Jarir Marketing Co.	48,006	182,630
Mobile Telecommunications Co. Saudi Arabia	45,700	134,835
Mouwasat Medical Services Co.	6,718	124,697
Saudi Arabian Oil Co.(b)	16,579	113,968
Saudi National Bank	9,966	119,198
		1,040,728
South Africa — 0.4%
Capitec Bank Holdings Ltd.	51	13,693
Tiger Brands Ltd.	1,909	39,689
		53,382
South Korea — 7.7%
Celltrion, Inc.	173	25,178
GS Holdings Corp.	375	17,862
Security	Shares	Value
South Korea (continued)
HD Hyundai Heavy Industries Co. Ltd.	17	$ 6,767
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	151	43,251
Hyundai Rotem Co. Ltd.	86	13,751
Korea Electric Power Corp.	1,120	45,173
KT Corp., ADR	2,461	51,484
KT&G Corp.	646	69,070
LG Innotek Co. Ltd.	597	101,371
Samsung Biologics Co. Ltd.(a)(b)	29	35,047
Samsung E&A Co. Ltd.	4,519	96,193
Samsung Electro-Mechanics Co. Ltd.	66	12,693
Samsung Electronics Co. Ltd.	1,829	202,058
Samsung Electronics Co. Ltd., GDR, Registered Shares	4	11,012
SK Hynix, Inc.	318	198,552
SK Telecom Co. Ltd.	1,423	71,713
		1,001,175
Taiwan — 12.5%
Arcadyan Technology Corp.	21,000	119,261
Chroma ATE, Inc.	1,000	30,706
Chunghwa Telecom Co. Ltd.	40,000	169,618
Chunghwa Telecom Co. Ltd., ADR	266	11,300
Delta Electronics, Inc.	5,000	190,811
E.Sun Financial Holding Co. Ltd.	110,620	117,139
Far EasTone Telecommunications Co. Ltd.	63,000	177,227
First Financial Holding Co. Ltd.	115,000	104,985
Formosa Petrochemical Corp.	57,000	96,847
Genius Electronic Optical Co. Ltd.	2,000	28,621
Hon Hai Precision Industry Co. Ltd.	12,000	82,949
Nanya Technology Corp.(a)	6,000	60,736
Taiwan Cooperative Financial Holding Co. Ltd.	25,000	18,684
Taiwan High Speed Rail Corp.	92,000	79,840
Taiwan Semiconductor Manufacturing Co. Ltd.	3,000	165,888
Tripod Technology Corp.	2,000	23,571
United Integrated Services Co. Ltd.	1,000	28,516
United Microelectronics Corp.	44,000	87,549
Winbond Electronics Corp.(a)	6,000	23,726
		1,617,974
Thailand — 1.5%
Advanced Info Service PCL, NVDR	11,600	128,649
SCB X PCL, NVDR	14,400	61,989
		190,638
Turkey — 1.6%
Migros Ticaret A/S, Class A	3,313	48,526
Turk Telekomunikasyon A/S(a)	69,783	106,304
Turkcell Iletisim Hizmetleri A/S, Class A	7,844	21,140
Turkiye Petrol Rafinerileri A/S, Class A	5,724	32,255
		208,225
United Arab Emirates — 5.5%
Abu Dhabi Commercial Bank PJSC	21,120	87,604
Abu Dhabi Islamic Bank PJSC	12,512	82,981
Abu Dhabi National Oil Co. for Distribution PJSC	162,065	180,930
Dubai Electricity & Water Authority PJSC	224,210	184,449
Emirates Telecommunications Group Co. PJSC	11,553	61,973
First Abu Dhabi Bank PJSC	22,597	114,446
		712,383
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States — 0.2%
BeOne Medicines Ltd., Class H(a)	1,100	$ 29,010
Total Long-Term Investments — 97.1% (Cost: $11,242,351)		12,610,305
Short-Term Securities
Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	77,088	77,126
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.57%(e)(f)	382,231	382,231
Total Short-Term Securities — 3.6% (Cost: $459,357)		459,357
Total Investments — 100.7% (Cost: $11,701,708)		13,069,662
Liabilities in Excess of Other Assets — (0.7)%		(84,763)
Net Assets — 100.0%		$ 12,984,899

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 63,897	$ 13,229 (a)	$ —	$ —	$ —	$ 77,126	77,088	$ 4,060 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	217,418	164,813 (a)	—	—	—	382,231	382,231	8,304	—
				$ —	$ —	$ 459,357		$ 12,364	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	03/20/26	$ 228	$ 8,602
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2026
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 198,799	$ —	$ —	$ 198,799
Chile	141,361	—	—	141,361
China	148,734	2,824,446	—	2,973,180
Greece	125,238	—	—	125,238
Hungary	—	144,455	—	144,455
India	222,871	1,857,804	—	2,080,675
Indonesia	—	13,476	—	13,476
Kuwait	204,155	129,837	—	333,992
Malaysia	—	736,383	—	736,383
Mexico	144,563	—	—	144,563
Monaco	5,739	—	—	5,739
Peru	278,761	—	—	278,761
Philippines	—	214,830	—	214,830
Poland	—	26,049	—	26,049
Qatar	189,452	149,832	—	339,284
Russia	—	—	5	5
Saudi Arabia	119,198	921,530	—	1,040,728
South Africa	—	53,382	—	53,382
South Korea	120,554	880,621	—	1,001,175
Taiwan	11,300	1,606,674	—	1,617,974
Thailand	—	190,638	—	190,638
Turkey	—	208,225	—	208,225
United Arab Emirates	357,349	355,034	—	712,383
United States	—	29,010	—	29,010
Short-Term Securities
Money Market Funds	459,357	—	—	459,357
	$ 2,727,431	$ 10,342,226	$ 5	$ 13,069,662
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 8,602	$ —	$ —	$ 8,602

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
Portfolio Abbreviation (continued)
PJSC	Public Joint Stock Company
SAB	Special Assessment Bonds
Schedule of Investments